Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A, 5.52%, 02/22/55 USD 193 $ 183,953
Mosaic Solar Loan Trust
Series 2019-2A, Class A, 2.88%, 09/20/40 91 78,857
Series 2022-3A, Class A, 6.10%, 06/20/53 882 880,162
Series 2023-1A, Class A, 5.32%, 06/20/53 325 312,814
Total Asset-Backed Securities — 0.4%
(Cost: $1,490,147) .............................. 1,455,786
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 6.04%,
09/15/34
(a)(b)
.................... 427 424,174
BFLD Trust, Series 2019-DPLO, Class A,
(1-mo. CME Term SOFR at 1.09% Floor +
1.20%), 6.35%, 10/15/34
(a)(b)
......... 45 44,645
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.06%, 02/15/36 ............... 105 101,775
Series 2021-MFM1, Class C, (1-mo. CME
Term SOFR at 1.20% Floor + 1.31%),
6.46%, 01/15/34 ............... 407 396,177
Series 2021-VIEW, Class A, (1-mo. LIBOR
USD at 1.28% Floor + 1.28%), 6.47%,
06/15/36 .................... 780 741,145
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 684,530
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class B, 2.86%, 11/10/42
(a)
.. 100 78,770
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 263,698
Series 2019-521F, Class B, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.39%,
06/15/34
(a)(b)
.................. 923 834,572
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class A, 2.39%,
07/15/31
(a)
..................... 600 509,932
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 526 409,138
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (1-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.56%,
10/15/33 .................... 1,400 1,273,295
Series 2020-609M, Class D, (1-mo. LIBOR
USD at 2.77% Floor + 2.77%), 7.96%,
10/15/33 .................... 400 334,507
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
6.22%, 12/15/34
(a)(b)
............... 250 241,377
Morgan Stanley Capital I Trust, Series 2018-
H3, Class B, 4.62%, 07/15/51
(b)
....... 533 458,594
6,796,329
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 1.08%,
05/15/53
(a)
..................... USD 991 $ 47,112
BANK
Series 2020-BN29, Class XA, 1.44%,
11/15/53 .................... 2,730 192,840
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 9,624 533,983
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.73%,
10/15/53 .................... 10,970 786,675
Series 2020-B21, Class XA, 1.56%,
12/17/53
(a)
................... 2,714 199,358
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.70%,
11/15/51 .................... 2,916 69,737
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 10,090 675,698
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.61%, 10/15/52 ...... 7,512 494,697
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.66%,
04/15/54 ...................... 2,459 199,743
3,199,843
Total Non-Agency Mortgage-Backed Securities — 2.6%
(Cost: $11,350,991) .............................. 9,996,172
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 716 677,085
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 419,020
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.72%, 07/20/39
(b)
............. 526 539,052
1,635,157
Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KSG4, Class
A2, 3.40%, 08/25/32
(b)
............. 5,000 4,582,582
Interest Only Collateralized Mortgage Obligations — 1.6%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,355 272,341
Series 2020-32, Class PI, 4.00%, 05/25/50 1,400 281,412
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,592 262,272
Series 2020-146, Class DI, 2.50%, 10/20/50 2,307 300,628
Series 2020-149, Class IA, 2.50%, 10/20/50 15,353 2,081,804
Series 2020-175, Class DI, 2.50%, 11/20/50 763 99,518
Series 2020-185, Class MI, 2.50%, 12/20/50 2,790 364,400
Series 2021-159, Class IH,
3.00%, 09/20/51
(c)
.............. 8,366 1,299,338
Series 2022-127, Class IA, 3.50%, 03/20/52 7,015 1,161,961
6,123,674
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.53%, 07/25/30 . 1,403 106,772

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K119, Class X1, 1.02%, 09/25/30 . USD 2,353 $ 121,941
Series K122, Class X1, 0.97%, 11/25/30 . 3,417 169,622
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 741 5
Series 2005-50, 0.32%, 06/16/45 ...... 1,379 6,668
Series 2006-30, 2.79%, 05/16/46 ...... 216 15
Series 2016-22, 0.72%, 11/16/55 ...... 13,016 300,680
Series 2016-151, 0.81%, 06/16/58 ..... 4,016 163,826
Series 2017-30, 0.59%, 08/16/58 ...... 2,219 57,333
Series 2017-61, 0.75%, 05/16/59 ...... 1,697 60,677
987,539
Mortgage-Backed Securities — 169.0%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 797 742,051
3.00%, 09/01/27 - 08/01/30 .......... 651 620,125
5.00%, 04/01/36 - 11/01/48 .......... 561 564,754
5.50%, 06/01/41 ................. 494 507,950
Federal National Mortgage Association,
3.50%, 11/01/46 ................. 827 762,960
Government National Mortgage Association
2.00%, 07/20/23
(d)
................ 24,651 20,717,684
2.00%, 04/20/51 ................. 2,129 1,745,834
2.50%, 07/20/23
(d)
................ 16,189 14,017,051
2.50%, 02/20/51 - 01/20/52 .......... 15,999 13,715,817
3.00%, 07/20/23
(d)
................ 108 96,123
3.00%, 07/20/48 - 11/20/51 .......... 23,676 21,364,242
3.50%, 07/20/23
(d)
................ 1,542 1,422,717
3.50%, 01/20/41 - 02/20/52 .......... 49,040 45,505,279
4.00%, 07/20/23
(d)
................ 1,990 1,882,960
4.00%, 12/20/41 - 01/20/52 .......... 28,297 26,826,438
4.50%, 07/20/23
(d)
................ 3,906 3,769,900
4.50%, 03/15/47 - 05/20/50 .......... 2,136 2,068,160
5.00%, 12/15/38 - 06/20/52 .......... 4,917 4,916,590
5.50%, 09/20/52 - 04/20/53 .......... 6,989 6,999,815
6.00%, 10/20/52 - 12/20/52 .......... 2,449 2,508,591
6.50%, 12/20/52 - 03/20/53 .......... 2,504 2,571,276
Uniform Mortgage-Backed Securities
1.50%, 07/13/23 - 07/18/23
(d)
......... 5,789 4,740,110
1.50%, 11/01/41 - 12/01/41 .......... 7,624 6,175,397
2.00%, 07/13/23 - 07/18/23
(d)
......... 71,750 60,052,291
2.00%, 10/01/31 - 11/01/51 .......... 9,220 7,747,950
2.50%, 07/13/23 - 08/14/23
(d)
......... 39,645 33,651,037
2.50%, 04/01/30 - 02/01/52 .......... 10,639 9,498,592
3.00%, 07/13/23
(d)
................ 14,082 12,392,283
3.00%, 04/01/28 - 08/01/52 .......... 25,498 22,713,028
3.50%, 11/01/28 - 08/01/52 .......... 33,838 30,948,956
4.00%, 07/13/23
(d)
................ 51,583 48,405,508
4.00%, 09/01/33 - 08/01/52
(e)
......... 72,223 67,794,860
4.50%, 07/13/23
(d)
................ 59,019 56,741,428
4.50%, 02/01/25 - 09/01/52
(e)
......... 60,541 58,456,096
5.00%, 11/01/32 - 10/01/52 .......... 51,703 50,818,282
5.50%, 07/13/23
(d)
................ 2,878 2,864,358
5.50%, 02/01/35 - 04/01/41 .......... 1,526 1,559,693
6.00%, 04/01/35 - 06/01/41 .......... 1,400 1,446,058
6.50%, 05/01/40 ................. 303 315,390
649,647,634
Total U.S. Government Sponsored Agency Securities — 172.5%
(Cost: $691,304,611) ............................. 662,976,586
Total Long-Term Investments — 175.5%
(Cost: $704,145,749) ............................. 674,428,544
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(f)(g)
................. 35,972,009 $ 35,972,009
Total Short-Term Securities — 9.4%
(Cost: $35,972,009) .............................. 35,972,009
Total Options Purchased — 0.0%
( Cost: $33,571 ) ................................ 33,903
Total Investments Before Options Written and TBA Sale
Commitments — 184.9%
(Cost: $740,151,329 ) ............................. 710,434,456
Total Options Written — (0.2)%
(Premium Received — $(518,038)) ................... (855,125)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (67.1)%
Government National Mortgage Association
2.00% ,  07/20/23 ................. USD (637) (535,354)
2.50% ,  07/20/23 ................. (435) (376,649)
3.50% ,  07/20/23 ................. (414) (382,093)
4.00% ,  07/20/23 ................. (1,883) (1,781,715)
4.50% ,  07/20/23 ................. (137) (132,226)
5.00% ,  07/20/23 ................. (579) (568,958)
Uniform Mortgage-Backed Securities
2.00% ,  07/13/23 ................. (1,110) (905,207)
2.50% ,  07/13/23 - 07/18/23 .......... (13,594) (11,670,606)
3.00% ,  07/13/23 - 07/18/23 .......... (4,762) (4,273,210)
3.50% ,  07/13/23 - 07/18/23 .......... (14,153) (12,936,532)
4.00% ,  07/13/23 - 08/14/23 .......... (99,062) (92,996,611)
4.50% ,  07/13/23 - 08/14/23 .......... (96,729) (93,011,573)
5.00% ,  07/13/23 ................. (38,321) (37,548,592)
5.50% ,  07/13/23 ................. (463) (460,757)
Total TBA Sale Commitments — (67.1)%
(Proceeds: $(258,563,487)) ........................ (257,580,083)
Total Investments Net of Options Written and TBA Sale
Commitments — 117.6%
(Cost: $481,069,804 ) ............................. 451,999,248
Liabilities in Excess of Other Assets — (17.6)% ........... (67,716,757)
Net Assets — 100.0% ..............................
$ 384,282,491

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Impact Mortgage Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 4,244,707 $ 31,727,302
(a)
$ — $ — $ — $ 35,972,009 35,972,009 $ 648,729 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 5.28% 06/08/23 07/13/23   $ 46,057,189 $ 46,178,780
U.S. Government Sponsored
Agency Securities Up to 30 Days
HSBC Securities (USA), Inc. 5.28 06/08/23 07/13/23   20,417,577 20,471,479
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 66,474,766 $ 66,650,259

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Impact Mortgage Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 63 09/29/23 $ 12,813 $ (124,274)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 24 09/20/23 2,695 6,150
U.S. Treasury 10-Year Ultra Note ............................................... 5 09/20/23 593 4,640
U.S. Treasury Long Bond ..................................................... 14 09/20/23 1,779 1,672
U.S. Treasury 5-Year Note .................................................... 116 09/29/23 12,426 193,407
205,869
$ 81,595
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 % USD 174 $ 8,677
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 173 8,076
16,753
Put
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 174 8,350
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 173 8,800
17,150
$ 33,903
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 4.07% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 08/14/23 4.07 % USD 10,200 $ (8,406)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 441 (17,809)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 386 (16,959)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual UBS AG 05/04/26 3.05 USD 126 (5,302)
(48,476)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.99% Semi-Annual Bank of America NA 08/08/23 3.99 USD 10,200 (146,976)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Semi-Annual Deutsche Bank AG 08/14/23 4.07 USD 10,200 (132,117)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3.41 USD 14,100 (302,586)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 16,600 (174,405)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 441 (24,044)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Impact Mortgage Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 % USD 386 $ (19,710)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual UBS AG 05/04/26 3.05 USD 126 (6,811)
(806,649)
$ (855,125)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 9,100 $ (138,759) $ — $ (138,759)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,455,786 $ — $ 1,455,786
Non-Agency Mortgage-Backed Securities ........................ — 9,996,172 — 9,996,172
U.S. Government Sponsored Agency Securities .................... — 661,677,248 1,299,338 662,976,586

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Impact Mortgage Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 35,972,009 $ — $ — $ 35,972,009
Options Purchased
Interest rate contracts ...................................... — 33,903 — 33,903
Liabilities
Investments
TBA Sale Commitments .................................... — (257,580,083) — (257,580,083)
$ 35,972,009 $ 415,583,026 $ 1,299,338 $ 452,854,373
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 205,869 $ — $ — $ 205,869
Liabilities
Interest rate contracts ....................................... (124,274) (993,884) — (1,118,158)
$ 81,595 $ (993,884) $ — $ (912,289)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $66,650,259 are categorized as Level 2 within the fair value hierar chy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)